Related Party Transactions (Details Narrative) (10-K) - USD ($)		9 Months Ended		12 Months Ended
	May 03, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Due to related parties				$ 185,726	$ 191,850
Larry Spitcaufsky [Member]
Related Party Transaction [Line Items]
Due to related parties		2,000,000		2,000,000
Secured debentures		6,000,000		6,000,000
Payments of interest		$ 127,890	$ 120,000	84,000	66,222
Proceeds from franchise fee					60,000
Royalties received				$ 9,178	$ 0
Larry Spitcaufsky [Member] | Securities Purchase Agreement [Member]
Related Party Transaction [Line Items]
Number of shares subscribed	70,000